Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Inventory [Line Items]
Books and other goods	$ 3,482	$ 3,727
Paper and other raw materials	1,671	1,035
Less: inventory provisions for slow-moving and obsolescence	(290)	(530)
Total	$ 4,863	$ 4,232